Properties. Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COST
Beginning balance, At January 1	$ 33,719,026	$ 30,890,631
Additions	21,325	981,685
Disposals	(4,103)	(57,541)
Translation adjustment	(1,616,385)	1,904,251
Ending balance, At December 31	32,119,863	33,719,026	$ 30,890,631
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(5,894,503)	(4,131,882)
Provided for the year	(1,026,254)	(1,558,306)
Eliminated upon disposal of assets	3,693	50,394
Impairment	(13,311,557)
Translation adjustment	282,566	(254,709)
Ending balance, At December 31	(19,946,055)	(5,894,503)	(4,131,882)
CARRYING AMOUNT
Carrying Amount	12,173,808	27,824,523
Plants [Member]
COST
Beginning balance, At January 1	31,256,158	28,531,542
Additions		965,792
Disposals
Translation adjustment	(1,498,321)	1,758,824
Ending balance, At December 31	29,757,837	31,256,158	28,531,542
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(3,932,435)	(2,406,532)
Provided for the year	(891,146)	(1,377,553)
Eliminated upon disposal of assets
Impairment	(13,311,557)
Translation adjustment	188,509	(148,350)
Ending balance, At December 31	(17,946,629)	(3,932,435)	(2,406,532)
CARRYING AMOUNT
Carrying Amount	11,811,208	27,323,723
Machinery [Member]
COST
Beginning balance, At January 1	928,022	859,166
Additions	1,767	15,893
Disposals	(4,103)
Translation adjustment	(44,486)	52,963
Ending balance, At December 31	881,200	928,022	859,166
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(791,402)	(700,123)
Provided for the year	(14,619)	(48,120)
Eliminated upon disposal of assets	3,693
Impairment
Translation adjustment	37,937	(43,159)
Ending balance, At December 31	(764,391)	(791,402)	(700,123)
CARRYING AMOUNT
Carrying Amount	116,809	136,620
Office equipment [Member]
COST
Beginning balance, At January 1	130,515	134,701
Additions	11,544
Disposals		(12,490)
Translation adjustment	(6,257)	8,304
Ending balance, At December 31	135,802	130,515	134,701
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(99,887)	(89,920)
Provided for the year	(8,776)	(14,495)
Eliminated upon disposal of assets		10,071
Impairment
Translation adjustment	4,788	(5,543)
Ending balance, At December 31	(103,875)	(99,887)	(89,920)
CARRYING AMOUNT
Carrying Amount	31,927	30,628
Motor vehicles [Member]
COST
Beginning balance, At January 1	86,654	122,328
Additions
Disposals		(43,215)
Translation adjustment	(4,154)	7,541
Ending balance, At December 31	82,500	86,654	122,328
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(77,948)	(109,891)
Provided for the year	(41)	(174)
Eliminated upon disposal of assets		38,891
Impairment
Translation adjustment	3,736	(6,774)
Ending balance, At December 31	(74,253)	(77,948)	(109,891)
CARRYING AMOUNT
Carrying Amount	8,247	8,706
Furniture and fixtures [Member]
COST
Beginning balance, At January 1	153,136	145,973
Additions	8,014
Disposals		(1,836)
Translation adjustment	(7,342)	8,999
Ending balance, At December 31	153,808	153,136	145,973
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(146,818)	(136,626)
Provided for the year	(2,411)	(3,202)
Eliminated upon disposal of assets		1,432
Impairment
Translation adjustment	7,038	(8,422)
Ending balance, At December 31	(142,191)	(146,818)	(136,626)
CARRYING AMOUNT
Carrying Amount	11,617	6,318
Leasehold improvements-factories and offices [Member]
COST
Beginning balance, At January 1	895,781	843,767
Additions
Disposals
Translation adjustment	(42,941)	52,014
Ending balance, At December 31	852,840	895,781	843,767
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(577,253)	(435,636)
Provided for the year	(109,261)	(114,762)
Eliminated upon disposal of assets
Impairment
Translation adjustment	27,674	(26,855)
Ending balance, At December 31	(658,840)	(577,253)	(435,636)
CARRYING AMOUNT
Carrying Amount	194,000	318,528
Leasehold improvements-shops [Member]
COST
Beginning balance, At January 1	268,760	253,154
Additions
Disposals
Translation adjustment	(12,884)	15,606
Ending balance, At December 31	255,876	268,760	253,154
DEPRECIATION AND IMPAIRMENT
Beginning balance, At January 1	(268,760)	(253,154)
Provided for the year
Eliminated upon disposal of assets
Impairment
Translation adjustment	12,884	(15,606)
Ending balance, At December 31	(255,876)	(268,760)	$ (253,154)
CARRYING AMOUNT
Carrying Amount